UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brookmont Capital Management
Address: 2000 McKinney Avenue
         Suite 810
         Dallas, TX  75201

13F File Number:  028-14438

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Susan Begando
Title:     Compliance Officer
Phone:     214-932-6712

Signature, Place, and Date of Signing:

 /s/ Susan Begando     Dallas, TX     January 25, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    42

Form 13F Information Table Value Total:    $177,042 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     4340    65420 SH       SOLE                    65420        0        0
AT&T INC                       COM              00206R102     6101   177076 SH       SOLE                   177076        0        0
CBS CORP NEW                   CL B             124857202     4467   116519 SH       SOLE                   116519        0        0
CHEVRON CORP NEW               COM              166764100     6062    55250 SH       SOLE                    55250        0        0
DIAGEO P L C                   SPON ADR NEW     25243Q205     4564    38696 SH       SOLE                    38696        0        0
ENNIS INC                      COM              293389102     4104   261293 SH       SOLE                   261293        0        0
EXXON MOBIL CORP               COM              30231G102      562     6499 SH       SOLE                     6499        0        0
GALLAGHER ARTHUR J & CO        COM              363576109     4062   115075 SH       SOLE                   115075        0        0
GENERAL ELECTRIC CO            COM              369604103     4265   199122 SH       SOLE                   199122        0        0
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105     4026    90286 SH       SOLE                    90286        0        0
HEINZ H J CO                   COM              423074103     4235    72300 SH       SOLE                    72300        0        0
HOME DEPOT INC                 COM              437076102    15463   249360 SH       SOLE                   249360        0        0
HUBBELL INC                    CL B             443510201     4212    49288 SH       SOLE                    49288        0        0
ISHARES TR                     CORE S&P500 ETF  464287200      594     4150 SH       SOLE                     4150        0        0
ISHARES TR                     CORE TOTUSBD ETF 464287226      403     3624 SH       SOLE                     3624        0        0
ISHARES TR                     MSCI EAFE INDEX  464287465      602    10587 SH       SOLE                    10587        0        0
ISHARES TR                     CORE S&P MCP ETF 464287507      418     4106 SH       SOLE                     4106        0        0
ISHARES TR                     DJ US REAL EST   464287739     4163    63678 SH       SOLE                    63678        0        0
ISHARES TR                     CORE S&P SCP ETF 464287804      364     4664 SH       SOLE                     4664        0        0
ITC HLDGS CORP                 COM              465685105     3629    46703 SH       SOLE                    46703        0        0
JOHNSON & JOHNSON              COM              478160104     6373    89916 SH       SOLE                    89916        0        0
JPMORGAN CHASE & CO            COM              46625H100     4387    98771 SH       SOLE                    98771        0        0
KELLOGG CO                     COM              487836108     6469   114266 SH       SOLE                   114266        0        0
MCDONALDS CORP                 COM              580135101     6012    67201 SH       SOLE                    67201        0        0
MICROCHIP TECHNOLOGY INC       COM              595017104     3934   118435 SH       SOLE                   118435        0        0
NATIONAL FUEL GAS CO N J       COM              636180101     4004    77913 SH       SOLE                    77913        0        0
NOVARTIS A G                   SPONSORED ADR    66987V109     4380    68236 SH       SOLE                    68236        0        0
PACKAGING CORP AMER            COM              695156109     4728   121373 SH       SOLE                   121373        0        0
PAYCHEX INC                    COM              704326107     3988   126709 SH       SOLE                   126709        0        0
PEPSICO INC                    COM              713448108     4146    59490 SH       SOLE                    59490        0        0
PNC FINL SVCS GROUP INC        COM              693475105     3902    66172 SH       SOLE                    66172        0        0
PROCTER & GAMBLE CO            COM              742718109     4133    60038 SH       SOLE                    60038        0        0
ROYAL DUTCH SHELL PLC          SPON ADR B       780259107     5996    82725 SH       SOLE                    82725        0        0
SONOCO PRODS CO                COM              835495102     3889   128669 SH       SOLE                   128669        0        0
SOUTHERN CO                    COM              842587107     3966    90969 SH       SOLE                    90969        0        0
TUPPERWARE BRANDS CORP         COM              899896104     4335    67078 SH       SOLE                    67078        0        0
UNILEVER N V                   N Y SHS NEW      904784709     4440   114078 SH       SOLE                   114078        0        0
UNITED PARCEL SERVICE INC      CL B             911312106     4006    53624 SH       SOLE                    53624        0        0
US BANCORP DEL                 COM NEW          902973304     4104   126597 SH       SOLE                   126597        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104     4201    95213 SH       SOLE                    95213        0        0
WELLS FARGO & CO NEW           COM              949746101     4133   119845 SH       SOLE                   119845        0        0
WORTHINGTON INDS INC           COM              981811102     4880   183244 SH       SOLE                   183244        0        0